Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses of accounts receivable	$ 1,764,000	$ 9,329,000
Allowance for credit losses of prepayments and other current assets	10,364,000	10,283,000
Allowance for current expected credit losses of due from related parties	339,000	0
Allowance for current expected credit losses of Due from related parties	$ 689,000	$ 0
Common stock, shares issued	368,877,205	368,877,205
Common stock, shares outstanding	337,257,946	334,401,981
Treasury stock, shares	31,619,259	34,475,224
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 23,789,000	$ 20,588,000
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	91,000	55,000
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	36,740,000	34,040,000
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,451,000	2,500,000
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	42,449,000	33,361,000
Bank borrowings, current, consolidated variable interest entities and VIE's subsidiaries without recourse	2,876,000	0
Lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse	18,000	1,912,000
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	845,000	920,000
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	930,000	1,085,000
Bank borrowings, consolidated variable interest entities and VIE's subsidiaries without recourse	17,291,000	19,924,000
Lease liabilities, non-current portion, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 7,000	$ 27,000